ACQUISITION AND DISPOSITION OF MINERAL INTERESTS AND CORPORATE TRANSACTIONS - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions										3 Months Ended	12 Months Ended
	Jun. 02, 2017 USD ($)	Jun. 02, 2017 CAD ($) $ / shares shares	Mar. 07, 2017 USD ($)	Mar. 07, 2017 CAD ($) $ / shares shares	Dec. 23, 2016 USD ($)	Dec. 23, 2016 CAD ($) $ / shares shares	Sep. 30, 2016 USD ($) oz shares	Sep. 30, 2016 USD ($) $ / shares shares	Jun. 16, 2014	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 29, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Sale of stock (In CAD per share) | $ / shares		$ 3.00		$ 3.35		$ 3.25
Proceeds from Brio Gold Inc. private placement and rights offering											$ 71.5	$ 40.7
Net smelter return royalty											2.50%
Business transaction costs											$ 2.9	$ 8.5
Revenue of acquiree since acquisition date											39.3
Profit (loss) of acquiree since acquisition date											6.2
Revenue of combined entity as if combination occurred at beginning of period											1,810.0
Profit (loss) of combined entity as if combination occurred at beginning of period											289.2
Mineração Riacho dos Machados Ltda
Disclosure of detailed information about business combination [line items]
Cash													$ 53.9
Business transaction costs											$ 3.5
Canadian Malartic Corporation
Disclosure of detailed information about business combination [line items]
Interest									50.00%		50.00%	50.00%
Sonora, Mexico | Premier Gold Inc
Disclosure of detailed information about business combination [line items]
Net smelter return royalty							2.00%	2.00%
Disposal Brio Gold Inc.
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares		62,200,000		89,200,000		17,324,507
Proceeds from Brio Gold Inc. private placement and rights offering	$ 56.7	$ 76.7	$ 14.8	$ 20.1	$ 40.7	$ 54.1
Interest	55.60%	55.60%	79.00%	79.00%							53.60%	85.00%
Number of shares issued and fully paid | shares		27,000,000		6,000,000
Disposal Of Premier Gold Inc
Disclosure of detailed information about business combination [line items]
Purchase consideration							$ 122.5
Net smelter return royalty							$ 23.2	$ 23.2
Number of shares issued (in shares) | shares							6,000,000	6,000,000
Number of shares reserved for issue under options and contracts for sale of shares | shares							3,000,000	3,000,000
Investment warrants, exercise price (in CAD per share) | $ / shares								$ 4.75
Warrants, exercise period							24 months
Net smelter return royalty							1.00%	1.00%
Net smelter return royalty, payable period							6 years
Net smelter return royalty, payable, production amount | oz							450,000
Gains (losses) recognised when control of subsidiary is lost							$ 30.9
Disposal Of Premier Gold Inc | Sinaloa, Mexico
Disclosure of detailed information about business combination [line items]
Net smelter return royalty							2.00%	2.00%
Forecast | Canadian Malartic Corporation
Disclosure of detailed information about business combination [line items]
Purchase consideration										$ 162.5